Directors and senior management	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Directors and Senior Management	Directors and Senior Management

Remuneration of Directors of the Company

	$ million
	2025	2024	2023
Emoluments	13	13	12
Value of released awards under long-term incentive plans	19	10	4
Employer contributions to pension plans	1	1	1
Emoluments comprise salaries and fees, annual bonuses (for the period for which performance is assessed) and other benefits. The value of released awards under long-term incentive plans for the period is in respect of the performance period ending in that year. In 2025, no Director accrued retirement benefits in respect of qualifying services under defined benefit plans.

Directors and Senior Management expense

	$ million
	2025	2024	2023
Short-term benefits	39	33	31
Retirement benefits	2	2	2
Share-based compensation	14	11	17
Termination and related amounts	4	—	7
Total	59	46	57
Directors and Senior Management comprise members of the Executive Committee and the Non-executive Directors of the Company.
Short-term benefits comprise salaries and fees, annual bonuses delivered in cash and shares (for the period for which performance is assessed), other benefits and employer social security contributions.